N-4	May 01, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	NML VARIABLE ANNUITY ACCT C OF NORTHWESTERN MUT LIFE INS CO
Entity Central Index Key	0000790163
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2023
Amendment Flag	false
Individual Flexible Payment Variable Annuity Network Edition
Prospectus:
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(13.78%)
Average Annual Total Returns, 5 Years [Percent]	5.99%
Average Annual Total Returns, 10 Years [Percent]	10.06%
Individual Flexible Payment Variable Annuity Network Edition | LargeCapBlendPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital and income
Portfolio Company Name [Text Block]	Large Cap Blend Portfolio
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.